Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 9.29%
Fannie Mae S.F. 30 yr
4.50% 1/1/43	234,932	$264,073
4.50% 2/1/44	154,796	177,284
4.50% 4/1/44	179,365	205,423
4.50% 11/1/44	228,231	257,326
4.50% 10/1/45	509,369	571,155
5.00% 7/1/47	514,000	591,400
5.00% 5/1/48	337,787	374,358
Freddie Mac S.F. 30 yr
4.50% 7/1/45	43,503	48,860
5.00% 8/1/48	271,919	298,950
Total Agency Mortgage-Backed Securities (cost $2,721,263)		2,788,829

Collateralized Debt Obligations — 1.65%
Cedar Funding IX CLO Series 2018-9A A1 144A 1.252% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	246,974
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.462% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	248,650
Total Collateralized Debt Obligations (cost $495,397)		495,624

Corporate Bonds — 37.70%
Banking — 10.46%
Ally Financial 5.75% 11/20/25	118,000	132,670
Bank of America
2.738% 1/23/22 μ	135,000	135,965
3.458% 3/15/25 μ	80,000	86,773

Bank of Montreal 1.85% 5/1/25	40,000	41,758
Barclays Bank 1.70% 5/12/22	200,000	203,349
Citizens Bank 0.985% (LIBOR03M + 0.72%) 2/14/22 •	250,000	251,100
Citizens Financial Group 2.85% 7/27/26	110,000	121,498
DNB Boligkreditt 144A 2.50% 3/28/22 #	500,000	515,603
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
2.375% 1/28/25	35,000	$37,120
3.65% 1/25/24	35,000	38,182

Goldman Sachs Group 3.50% 4/1/25	20,000	22,099
Huntington Bancshares 2.30% 1/14/22	65,000	66,433
JPMorgan Chase & Co.
4.023% 12/5/24 μ	330,000	363,179
4.60% μ, ψ	20,000	19,625
5.00% μ, ψ	25,000	24,979
Morgan Stanley
1.463% LIBOR03M + 1.22% 5/8/24 •	145,000	146,695
2.75% 5/19/22	25,000	25,918
3.622% 4/1/31 μ	35,000	40,061
3.737% 4/24/24 μ	25,000	26,919

PNC Bank 2.70% 11/1/22	10,000	10,450
Regions Financial
2.75% 8/14/22	25,000	26,005
3.80% 8/14/23	50,000	54,251
Truist Bank
2.15% 12/6/24	250,000	264,813
2.636% 9/17/29 μ	215,000	223,127

UBS Group 144A 3.00% 4/15/21 #	200,000	202,834
US Bancorp 3.375% 2/5/24	55,000	59,871
		3,141,277
Basic Industry — 2.35%
Avient 144A 5.75% 5/15/25 #	109,000	115,676
DuPont de Nemours 2.169% 5/1/23	110,000	111,093
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	198,072
Georgia-Pacific
144A 1.75% 9/30/25 #	35,000	36,508
144A 5.40% 11/1/20 #	60,000	60,237

Kraton Polymers 144A 7.00% 4/15/25 #	73,000	74,597
LYB International Finance III 2.875% 5/1/25	25,000	26,817
Nutrien 1.90% 5/13/23	80,000	82,630
		705,630
Capital Goods — 2.49%
General Dynamics 3.00% 5/11/21	145,000	147,441

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
General Electric
0.629% (LIBOR03M + 0.38%) 5/5/26 •	5,000	$4,623
3.45% 5/1/27	30,000	31,756

Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	121,000	121,605
Otis Worldwide 2.056% 4/5/25	140,000	147,269
Roper Technologies 2.35% 9/15/24	145,000	153,480
Spirit AeroSystems 144A 5.50% 1/15/25 #	43,000	43,349
TransDigm 144A 6.25% 3/15/26 #	25,000	26,245
WESCO Distribution 144A 7.125% 6/15/25 #	66,000	71,981
		747,749
Communications — 2.23%
Consolidated Communications 6.50% 10/1/22	100,000	100,132
Crown Castle International 5.25% 1/15/23	135,000	148,414
Fox
3.666% 1/25/22	160,000	166,838
4.03% 1/25/24	100,000	110,178
T-Mobile USA
144A 1.50% 2/15/26 #	30,000	30,122
144A 3.50% 4/15/25 #	105,000	115,313
		670,997
Consumer Cyclical — 1.14%
Ford Motor 8.50% 4/21/23	133,000	145,182
General Motors Financial
3.45% 4/10/22	50,000	51,414
4.15% 6/19/23	30,000	31,809

Prime Security Services Borrower 144A 5.25% 4/15/24 #	68,000	71,357
VF 2.40% 4/23/25	40,000	42,467
		342,229
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 4.54%
AbbVie
144A 2.60% 11/21/24 #	90,000	$95,536
144A 2.95% 11/21/26 #	115,000	125,445

Anheuser-Busch InBev Worldwide 4.15% 1/23/25	355,000	401,193
Bristol Myers Squibb 2.90% 7/26/24	130,000	141,066
CVS Health
3.35% 3/9/21	110,000	111,445
3.70% 3/9/23	44,000	47,147

General Mills 3.70% 10/17/23	80,000	87,301
Keurig Dr Pepper 3.551% 5/25/21	60,000	61,216
Molson Coors Beverage 2.10% 7/15/21	95,000	96,156
Mondelez International 2.125% 4/13/23	40,000	41,540
Royalty Pharma
144A 1.20% 9/2/25 #	35,000	34,931
144A 1.75% 9/2/27 #	25,000	25,019

Tenet Healthcare 5.125% 5/1/25	74,000	74,167
Upjohn
144A 1.65% 6/22/25 #	10,000	10,250
144A 2.30% 6/22/27 #	10,000	10,342
		1,362,754
Electric — 3.80%
AEP Texas 2.40% 10/1/22	140,000	145,084
Avangrid 3.20% 4/15/25	60,000	66,093
CenterPoint Energy 3.85% 2/1/24	70,000	76,757
Cleveland Electric Illuminating 5.50% 8/15/24	115,000	133,265
Duke Energy
1.80% 9/1/21	165,000	167,036
4.875% μ, ψ	65,000	68,844

Entergy 4.00% 7/15/22	90,000	94,953
Entergy Louisiana 4.05% 9/1/23	10,000	10,949
NextEra Energy Capital Holdings 3.15% 4/1/24	85,000	91,978
NRG Energy 144A 3.75% 6/15/24 #	95,000	101,540

2    NQ-FL8 [9/20] 11/20 (1399918)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Pacific Gas and Electric 2.10% 8/1/27	75,000	$72,999
Vistra Operations 144A 3.55% 7/15/24 #	105,000	111,906
		1,141,404
Energy — 3.68%
Continental Resources 3.80% 6/1/24	66,000	61,354
Energy Transfer Operating
5.25% 4/15/29	45,000	48,454
7.125% μ, ψ	75,000	59,344

Exxon Mobil 2.019% 8/16/24	130,000	136,782
Marathon Oil 2.80% 11/1/22	55,000	56,356
MPLX
1.75% 3/1/26	25,000	24,988
4.875% 12/1/24	135,000	150,876

NuStar Logistics 5.75% 10/1/25	73,000	75,577
Occidental Petroleum 2.70% 2/15/23	83,000	76,153
ONEOK 7.50% 9/1/23	115,000	131,922
Sabine Pass Liquefaction 5.75% 5/15/24	110,000	124,620
Schlumberger Holdings 144A 3.75% 5/1/24 #	145,000	157,537
		1,103,963
Finance Companies — 1.23%
AerCap Ireland Capital 3.15% 2/15/24	150,000	148,856
Aviation Capital Group
144A 2.875% 1/20/22 #	130,000	129,033
144A 4.375% 1/30/24 #	10,000	9,948

Avolon Holdings Funding 144A 3.95% 7/1/24 #	85,000	80,811
		368,648
Insurance — 0.34%
Equitable Holdings 3.90% 4/20/23	95,000	102,115
		102,115
Natural Gas — 0.08%
NiSource 0.95% 8/15/25	25,000	25,010
		25,010
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 2.47%
Broadcom
3.15% 11/15/25	30,000	$32,395
4.70% 4/15/25	20,000	22,745

Global Payments 2.65% 2/15/25	140,000	148,639
International Business Machines 3.00% 5/15/24	100,000	108,426
Microchip Technology
3.922% 6/1/21	30,000	30,660
4.333% 6/1/23	55,000	59,280
NXP
144A 2.70% 5/1/25 #	5,000	5,299
144A 4.875% 3/1/24 #	165,000	185,605

PayPal Holdings 1.35% 6/1/23	145,000	148,195
		741,244
Transportation — 2.89%
Delta Air Lines 144A 7.00% 5/1/25 #	144,000	158,304
Heathrow Funding 144A 4.875% 7/15/21 #	691,000	708,222
		866,526
Total Corporate Bonds (cost $11,133,643)		11,319,546

Non-Agency Asset-Backed Securities — 14.15%
Americredit Automobile Receivables Trust Series 2019-1 B 3.13% 2/18/25	300,000	311,398
ARI Fleet Lease Trust Series 2019-A A2B 144A 0.632% (LIBOR01M + 0.48%) 11/15/27 #, •	111,165	111,202
BMW Vehicle Lease Trust Series 2018-1 A3 3.26% 7/20/21	49,054	49,285
CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	150,000	156,315
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2018-A1 A1 2.49% 1/20/23	300,000	$302,047
Ford Credit Auto Lease Trust Series 2019-B A2A 2.28% 2/15/22	136,980	137,496
Ford Credit Auto Owner Trust
Series 2017-2 A 144A 2.36% 3/15/29 #	900,000	932,172
Series 2017-C A3 2.01% 3/15/22	68,109	68,333

GM Financial Automobile Leasing Trust Series 2018-2 B 3.31% 4/20/22	100,000	100,152
Hertz Vehicle Financing II Series 2017-1A A 144A 2.96% 10/25/21 #	117,128	117,704
Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	360,318	362,267
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	200,000	204,501
Kubota Credit Owner Trust Series 2018-1A A3 144A 3.10% 8/15/22 #	136,109	138,078
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	171,919	172,572
PFS Financing Series 2017-D A 144A 2.40% 10/17/22 #	150,000	150,094
Tesla Auto Lease Trust Series 2018-B A 144A 3.71% 8/20/21 #	338,385	341,562
Toyota Auto Receivables Owner Trust Series 2017-D A3 1.93% 1/18/22	59,300	59,537
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Verizon Owner Trust Series 2018-A A1A 3.23% 4/20/23	230,000	$233,562
Volvo Financial Equipment Series 2020-1A A2 144A 0.37% 4/17/23 #	300,000	300,041
Total Non-Agency Asset-Backed Securities (cost $4,211,880)		4,248,318

US Treasury Obligations — 35.37%
US Treasury Bill 2.75% 11/30/20	2,440,000	2,450,594
US Treasury Floating Rate Notes
0.15% (USBMMY3M + 0.055%) 7/31/22 •	1,715,000	1,715,198
0.249% (USBMMY3M + 0.154%) 1/31/22 •	415,000	415,734
US Treasury Notes
0.25% 7/31/25	2,950,000	2,947,465
0.25% 9/30/25	25,000	24,968
1.50% 10/31/21	2,310,000	2,343,928
1.75% 7/31/24	680,000	720,242
Total US Treasury Obligations (cost $10,528,034)		10,618,129
	Number of shares
Short-Term Investments — 2.10%
Money Market Mutual Funds — 2.10%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	157,314	157,314
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	157,315	157,315

4    NQ-FL8 [9/20] 11/20 (1399918)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	157,315	$157,315
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	157,314	157,314
Total Short-Term Investments (cost $629,258)		629,258

Total Value of Securities—100.26% (cost $29,719,475)		30,099,704
Liabilities Net of Receivables and Other Assets—(0.26%)		(77,377)
Net Assets Applicable to 3,105,198 Shares Outstanding—100.00%		$30,022,327
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $6,219,704, which represents 20.72% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
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